Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Property, Plant and Equipment, Net

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	December 31, 2017	December 31, 2016
	(Audited)	(Audited)
Buildings	$215,176	$201,642
Less: accumulated depreciation and impairment charges	(16,628)	(10,393)
Total property, plant and equipment, net	$198,548	$191,249

The depreciation expenses for years ended December 31, 2017 and 2016 were $5,332 and $5,441, respectively

Tang Dynasty Investment Group Limited [Member]
Property, Plant and Equipment, Net

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

December 31, 2017

Buildings	$215,176
Less: accumulated depreciation and impairment charges	(16,628)
Total property, plant and equipment, net	$198,548

The depreciation expense for year ended December 31, 2017 was $5,332.